Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024
Statement of Stockholders' Equity [Abstract]
Cash consideration	$ 203	$ 5,001	$ 540
Issuance costs	$ 6	$ 582	$ 16